Long-Term Investments - Additional Information (Detail) $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2017 CNY (¥)	Dec. 31, 2013 CNY (¥)	Apr. 30, 2012 CNY (¥)	Dec. 31, 2017 USD ($) Securities	Dec. 31, 2017 CNY (¥) Securities	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)
Investment [Line Items]
Cost method investments				$ 8,848			¥ 56,087,000		¥ 57,567,000
Gain from disposal of cost method investments							5,160,000
Dividend income of cost method investments				280	¥ 1,821,000
Impairment of investment				3,114	20,258,000
Investment in an equity investee, addition					162,176,000		49,000,000
Cost of investment							150,000,000	¥ 101,000,000	312,176,000
Equity method investment				69,290			234,863,000	150,211,000	450,822,000
WiFire Group Inc. ("WiFire Group")
Investment [Line Items]
Equity interest, percentage	33.33%
Cost of investment				2,305					¥ 15,000,000
Percentage of ownership disposed	66.67%
Equity method investment | $				0
Equity method investment at fair value	¥ 6,000
Cost-method Investments
Investment [Line Items]
Cost method investments							6,109,000
Gain from disposal of cost method investments							5,160,000
Dividend income of cost method investments						$ 280	1,821,000
Impairment of investment				$ 3,114	¥ 20,258,000		¥ 0	¥ 0
Number of investment securities sold | Securities				1	1
Yizhuang Venture Investment Fund
Investment [Line Items]
Impairment of investment					¥ 0
Equity interest, percentage				27.694%			27.694%	27.694%	27.694%
Investment in an equity investee, addition		¥ 50,500,000	¥ 50,500,000
Cost of investment							¥ 101,000,000	¥ 101,000,000	¥ 101,000,000
Equity method investment				$ 42,580			186,148,000	¥ 150,211,000	277,036,000
Unis Tech
Investment [Line Items]
Equity interest, percentage										49.00%	49.00%
Investment in an equity investee, addition							49,000,000
Cost of investment							49,000,000		49,000,000	$ 7,057	¥ 49,000,000
Equity method investment				$ 5,539			¥ 48,715,000		¥ 36,039,000